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                       Securities and Exchange Commission
                              Washington, DC 20549
                        Rule 23c-2 Notice of Intention to
                                Redeem Securities

                                       of

                   Tortoise Energy Infrastructure Corporation
                             10801 Mastin Boulevard
                             Overland Park, KS 66210

                                    under the

                         Investment Company Act of 1940

                       Securities Act File No. 333-140457
                    Investment Company Act File No. 811-21462

(1)  Title of the class of securities of Tortoise Energy Infrastructure
     Corporation (the "Company") to be redeemed:

          Money Market Cumulative Preferred Shares, Series IV (CUSIP: 89147L506)
          (the "Series IV MMP Shares").

(2)  Date on which the securities are to be called or redeemed:

          The Series IV MMP Shares will be redeemed on April 30, 2008

(3)  Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

          The Series IV MMP Shares are to be redeemed pursuant to Section
          (3)(a)(i) of Part I of the Company's Articles Supplementary dated as of August 16, 2007.

(4)  The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

          The Company intends to redeem, by lot in base denomination of $25,000, a portion of the Series IV MMP Shares, representing an aggregate liquidation preference amount of $15,000,000.

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                                    SIGNATURE

     Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem
Securities to be signed on its behalf by the undersigned on this 14th day of
April 2008.

                                       TORTOISE ENERGY INFRASTRUCTURE CORPORATION

                                       By:  /s/ P. Bradley Adams
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                                       Name:  P. Bradley Adams
                                       Title:  Assistant Treasurer